Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	¥ 995	¥ 1,274
Derivative financial instruments	399	70
Financial asset at fair value through profit or loss	95	121
Total, assets	12,878	8,624
Derivative financial instruments, liabilities	141	23
Total, liabilities	203,297	182,946
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments		27
Derivative financial instruments, liabilities	140	10
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	995	1,274
Financial asset at fair value through profit or loss	95	121
Total, assets	1,489	1,465
Total, liabilities	141	23
At fair value [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments		27
Derivative financial instruments, liabilities	140	10
At fair value [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments		43
Derivative financial instruments, liabilities		13
At fair value [member] | Forward fuel contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments	399
Derivative financial instruments, liabilities		1
At fair value [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	457	496
Financial asset at fair value through profit or loss	95	121
Total, assets	552	617
At fair value [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Total, assets	399	70
Total, liabilities	141	23
At fair value [member] | Significant observable inputs (Level 2) [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments		27
Derivative financial instruments, liabilities	140	10
At fair value [member] | Significant observable inputs (Level 2) [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments		43
Derivative financial instruments, liabilities		13
At fair value [member] | Significant observable inputs (Level 2) [member] | Forward fuel contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments	399
Derivative financial instruments, liabilities	1
At fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	538	778
Total, assets	¥ 538	¥ 778